Common Stock (Details Narrative)							1 Months Ended		6 Months Ended				12 Months Ended
	Apr. 20, 2023 shares	Jun. 29, 2022 USD ($) $ / shares shares	Jun. 29, 2022 CAD ($) $ / shares shares	Mar. 17, 2022 USD ($) shares	Mar. 17, 2022 CAD ($) shares	Mar. 17, 2021 shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CAD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2023 CAD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2022 CAD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 CAD ($) shares	Mar. 02, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Shares issued									400,000
Net debt | $									$ 9,937,255
Proceeds from exercise of warrants | $									$ 2,215		$ 35,813
Number of share options exercised in share-based payment arrangement									1,050,000	1,050,000			3,345,000
Finder warrants issued | $
Number of warrants, Issued	1,667
Exercise price of warrant									0.24	0.31			7,210,000
Prepaid expenses and deposits [member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets											19,393			$ 25,000
Consulting service [member] | Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued															200,000
Fair value of share issued | $											51,208
Share-based compensation | $											$ 51,208
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding									385,960,552		369,674,974		383,875,552	369,674,974		185,169,793
Shares issued									500,000
Fair value of share issued									$ 166,244	$ 220,000
Proceeds from exercise of warrants | $									$ 25,000
Exercise price per share | (per share)									$ 0.10	$ 0.12
Proceeds from shares issued									$ 2,215	$ 3,000
Exercise price, share options granted | (per share)									$ 0.33	$ 0.44
Gross proceeds from exercise of warrants									$ 166,244	$ 220,000
Finder warrants issued | $											$ (1,782,560)
Stock options [member]
IfrsStatementLineItems [Line Items]
Shares issued									200,000		280,000			280,000
Number of share options exercised in share-based payment arrangement									200,000	200,000	250,000	250,000
Exercise price, share options granted | (per share)		$ 0.24	$ 0.31						$ 0.12	$ 0.15	$ 0.08	$ 0.10
Proceeds from issue of ordinary shares									$ 21,872	$ 23,000	$ 19,570	$ 25,000
Warrant and option reserve | $									$ 18,475		$ 16,257
Reserves to share capital											30,000	30,000
Shares to be cancelled | $											$ 2,338
Stock Options One [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding									500,000
Shares issued									350,000
Number of share options exercised in share-based payment arrangement									350,000	350,000
Exercise price, share options granted | (per share)									$ 0.33	$ 0.44
Proceeds from issue of ordinary shares									$ 113,717	$ 154,000
Warrant and option reserve | $									$ 72,050
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued									451,250
Fair value of share issued								$ 995,775	$ 787,785	$ 1,014,290
Number of share options exercised in share-based payment arrangement									451,250	451,250
Exercise price, share options granted | (per share)									$ 0.08	$ 0.10
Proceeds from issue of ordinary shares									$ 35,813	$ 45,125
Warrant and option reserve | $									$ 56,876
Finder warrants issued | $							$ 7,506,783
Number of warrants, Issued									4,251,440	4,251,440
Exercise price of warrant		0.39	0.50
Warrant issued price per share | $ / shares			0.04
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued		72,536,900	72,536,900
Proceeds from issue of ordinary shares		$ 17,408,856	$ 22,486,439
Restricted stock unit [member]
IfrsStatementLineItems [Line Items]
Shares issued									1,010,000
Liabilities [member]
IfrsStatementLineItems [Line Items]
Shares issued									500,000
Fair value of share issued | $									$ 142,626
Net debt | $									139,195
Loss on issuance of debt | $									$ 3,439
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares									$ 0
Shares outstanding									385,960,552				383,875,552
Share issued price per share | $ / shares								$ 0.45
Non brokered private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued								106,657,941
Proceeds from shares issued							13,886,226	$ 17,598,610
Share issued price per share | $ / shares								$ 0.165
Payment of cash finder's fee							1,108,790	$ 1,397,495	$ 1,549,196	$ 1,994,906
Share-based compensation | $											84,721
Non brokered private placement [member] | Debt settlement [Member]
IfrsStatementLineItems [Line Items]
Fair value of share issued							$ 391,021	$ 472,001
Number of warrants, Issued							3,000,000	3,000,000
Non brokered private placement [member] | Investor relation [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued				$ 118,491	$ 150,000
Number of warrants, Issued				909,090	909,090
Share-based compensation											98,820	$ 125,000
Non brokered private placement [member] | Vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued				700,000	700,000	50,000
Share-based compensation | $											7,450
Non brokered private placement [member] | Granting and vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued											$ 92,171	$ 107,250
Number of warrants, Issued											650,000	650,000